Capital Management and Solvency - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of capital management and solvency [line items]
Solvency contribution risk-based capital own fund ratio	100.00%
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage		100.00%
Withdrawal of insurance license triggered by breach of Company Action Level (CAL), percentage		50.00%
Percentage of higher capital requirement in SCR		100.00%
Solvency II revaluations related to items that are not recognized under Solvency	€ 2,263	€ 1,989
Solvency II revaluation related to the Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method	7,331	6,942
Total distributable reserves	€ 14,093	12,797
Capital requirements on a solo-level, Solvency II ratio	100.00%
Increase in eligible own funds		849
Increase in PIM Solvency Capital Requirement Reserve	€ 247
Cash capital maintained	1,300	1,100
Gross Financial Leverage	5,932	5,969
Available Own Funds	19,431	18,582
Freely distributable reserves	€ 10,205	€ 9,109
United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	426.00%	432.00%
The Netherlands [member]
Disclosure of capital management and solvency [line items]
Life solvency two ratio	186.00%	159.00%
United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	167.00%	156.00%
Statutory Capital Reserve For Solvency Two Units [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	400.00%
RBC Cal [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	150.00%
Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	€ 832	€ 818
Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	750	768
Junior Perpetual Capital Securities [member]
Disclosure of capital management and solvency [line items]
Available Own Funds	1,391	1,563
Amount of floating rate movement | $			$ (250)
Perpetual Cumulative Securities [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	459	475
Perpetual Contingent Convertible Securities [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	515	532
Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluation related to items that have a different valuation treatment between IFRS and Solvency II	3,666	3,676
PIM Solvency Capital Requirement reserve	9,226	9,473
IFRS and Solvency II frameworks [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluations, total	9,096	8,621
PIM Solvency Capital Requirement reserve		9,473
IFRS and Solvency II frameworks [member] | Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
PIM Solvency Capital Requirement reserve	9,226
Subordinated Liabilities [member]
Disclosure of capital management and solvency [line items]
Reclassification of subordinated liabilities	3,168	3,366
New method [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	2,364	2,571
Restricted of tier 2 capital	2,348	2,340
New method [member] | Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	832	818
New method [member] | Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	750	768
New method [member] | Tier One Total [Member] | Solvency one capital ratio [member]
Disclosure of capital management and solvency [line items]
Available Own Funds	16,409	15,542
New method [member] | Subordinated Liabilities [member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	767	€ 754
Top of range [member]
Disclosure of capital management and solvency [line items]
Proportions Group Solvency Two Ratio		211
Cash capital maintained	1,500
Gross Financial Leverage	€ 5,500
Reduction in the loss absorbing capacity deferred tax factor	65.00%
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Proportions Group Solvency Two Ratio		15
Cash capital maintained	€ 500
Gross Financial Leverage	€ 5,000
Reduction in the loss absorbing capacity deferred tax factor	45.00%
Bottom of range [member] | United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	400.00%	400.00%
Bottom of range [member] | The Netherlands [member]
Disclosure of capital management and solvency [line items]
Life solvency two ratio	150.00%	150.00%
Bottom of range [member] | United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	150.00%	150.00%